Investment Strategy - Federated Hermes Muni and Stock Advantage Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a diversified portfolio that is allocated between tax-exempt securities and equity securities. In seeking to provide investors with a relatively high level of tax-advantaged income, the Fund will invest at least 50% of its total assets in tax-exempt securities; under current federal tax law, this strategy will enable interest earned on tax-exempt securities to retain its tax-exempt nature when paid to the Fund’s shareholders as dividends. The Fund normally will invest most of its remaining assets in domestic and foreign equity securities that the Fund’s investment adviser or subadviser (as applicable, “Adviser”) believes will be primarily income producing, with those dividends intended to be eligible for any reduced federal income tax rate that may be available with respect to qualified dividends. Shareholders should note that federal income tax laws with respect to qualified dividends may change, and any applicable reduced income tax rate may change or be eliminated for some or all individual taxpayers. The Fund intends that the income it receives from the portion of its portfolio invested in tax-exempt securities will be exempt from regular federal income tax when distributed to shareholders. The Fund will invest primarily in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum income tax for individuals (AMT). While the Fund may invest in securities of any maturity, the Adviser generally seeks to manage the Fund so that at least a majority of the Fund’s tax-exempt portfolio will be invested in intermediate (i.e., securities with stated maturities of more than three years but less than 10 years) and/or long-term (i.e., securities with stated maturities of 10 or more years) tax-exempt securities. The allocation between intermediate and long-term securities generally will be driven by the Adviser’s assessment of income opportunities, as well as the Adviser’s expectations of likely price performance for different maturities along the yield curve. The Fund may invest in tax-exempt securities rated as low as “B” (including modifiers, sub-categories or gradations) by a nationally recognized statistical rating organization (NRSRO), or unrated securities of comparable quality. The presence of a ratings modifier, sub-category or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. Tax-exempt securities rated below “BBB” by an NRSRO, such as S&P Global Ratings, are considered noninvestment-grade securities, which are also known as junk bonds. In addition to the other risks described in this Prospectus that are applicable to tax-exempt securities, noninvestment-grade securities are subject to the risks of investing in noninvestment-grade securities as described in the Fund’s Prospectus. Regarding the equity securities portion of the Fund’s portfolio, the Fund will invest primarily in income producing, domestic and foreign common stocks and other securities, the dividends from which are intended to be eligible for any reduced federal income tax rate that may be available with respect to qualified dividends. In selecting specific equity securities for the Fund, the Adviser seeks to identify companies whose stock is trading at a price lower than the expected intrinsic value based on such companies’ business and product strength, earnings quality, competitive position, management expertise and the sustainability of current growth trends. Further, the Adviser seeks to identify companies with the fundamental strength to capitalize on change characteristics, both internally and externally, including management changes, restructuring or merger and acquisition activity, sales mix shifts, regulatory changes, marketplace shifts or technological advances. The Adviser’s focus on primarily dividend paying securities strives to create an equity portfolio whose income levels are higher than the yield of applicable general market indices, such as the S&P 500 Index. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes (or PACs, a form of municipal mortgage-backed security issued with a companion class or classes to control prepayment risks). Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The equity securities in which the Fund may principally invest include, for example, common stocks, preferred stocks, foreign securities, American Depositary Receipts (ADRs) and domestically traded securities of foreign issuers. The Fund also may invest principally in convertible securities and securities of other investment companies. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement elements of its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying instrument(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund has fundamental investment policies under which the Fund will attempt: (a) to invest its assets so that the income derived from municipal securities (or tax-exempt securities) that it distributes will be exempt from federal income tax (including AMT), except when investing for “defensive” purposes; and (b) to invest so that dividends received for equity securities will qualify for federal income taxation at the 15% rate. For purposes of this policy, shareholders should note that federal income tax laws with respect to qualified dividends change, and any applicable reduced income tax rate may change or be eliminated for some or all individual taxpayers. For example, taxpayers earning above specified income levels will pay federal income tax rates on qualified dividends above 15%. At least 80% of the Fund’s assets will be invested in municipal bonds and equity securities at all times.